Commitments (Tables)	12 Months Ended
Jun. 30, 2026
Commitments
Schedule of minimum rentals in relation to non-cancellable operating lease

	2026	2025
	£’000	£’000
Within 1 year	3,365	3,037
Later than 1 year but not later than 5 years	7,456	8,738
Later than 5 years	12,327	11,597
	23,148	23,372